Loans Held for Investment - Summary of Loans Held for Investment as Percentage of Loans Face Amount (Detail)	Mar. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	100.00%
Single Family Rental
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	97.50%
Multifamily
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	2.50%
Georgia
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	44.15%
Florida
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	22.32%
Texas
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	6.68%
Minnesota
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	5.29%
Alabama
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	4.21%
New Jersey
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	2.04%
Maryland
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	1.94%
North Carolina
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	1.91%
Mississippi
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	1.14%
Michigan
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	1.08%
Oklahoma
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	1.05%
Tennessee
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.98%
Connecticut
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.94%
Missouri
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.85%
New York
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.72%
Illinois
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.71%
Nebraska
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.65%
Virginia
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.64%
Massachusetts
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.61%
Ohio
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.51%
Indiana
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.50%
South Carolina
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.45%
Pennsylvania
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.25%
Kentucky
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.22%
Arkansas
Accounts Notes And Loans Receivable [Line Items]
Percent of loans held for investment	0.15%